Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [Line Items]
Interest bearing	$ 89,293
Non-interest bearing	82,235
Payables after notice	374,226
Payable on a fixed date	430,448
Total	976,202	$ 982,440
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	76,415
Non-interest bearing	71,323
Payables after notice	167,666
Payable on a fixed date	305,454
Total	620,858	618,141
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	12,769
Non-interest bearing	10,912
Payables after notice	204,183
Payable on a fixed date	77,608
Total	305,472	314,066
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	109
Non-interest bearing	0
Payables after notice	2,377
Payable on a fixed date	47,386
Total	49,872	50,233
Banks [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	5,058
Non-interest bearing	1,963
Payables after notice	1,396
Payable on a fixed date	19,204
Total	27,621	32,546
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	80,445
Non-interest bearing	42,847
Payables after notice	219,450
Payable on a fixed date	242,755
Total	585,497	575,019
Individuals [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	3,790
Non-interest bearing	37,425
Payables after notice	153,380
Payable on a fixed date	112,327
Total	306,922	320,767
Total amortized cost deposits [member]
Disclosure Of Deposits [Line Items]
Interest bearing	89,293
Non-interest bearing	82,235
Payables after notice	374,226
Payable on a fixed date	374,286
Total	920,040	928,332
Deposits at FVTPL [member]
Disclosure Of Deposits [Line Items]
Interest bearing	0
Non-interest bearing	0
Payables after notice	0
Payable on a fixed date	56,162
Total	$ 56,162	$ 54,108